Contributed Equity - Ordinary Share Capital (Details)											6 Months Ended	12 Months Ended
	Dec. 22, 2022 shares	Aug. 05, 2022 shares	Jul. 08, 2022 USD ($) $ / shares shares	Jul. 07, 2022 USD ($) $ / shares shares	May 31, 2022 shares	Mar. 08, 2022 USD ($) $ / shares shares	Feb. 01, 2022 USD ($) $ / shares shares	Dec. 14, 2021 shares	Sep. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 USD ($)	Dec. 31, 2022 USD ($) shares	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 USD ($)	Jul. 01, 2021 USD ($) shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of Shares, Balance											486,774,622	485,951,369		404,601,384
Ordinary shares Fully paid | $										$ 71,752,704	$ 338,108,198	$ 338,011,842	$ 167,744,960	$ 175,775,600
Share issue costs | $										$ (1,002,924)	$ (8,024)	$ (137,184)	$ (4,888,224)
Exercise of Options
Disclosure Of Classes Of Share Capital [Line Items]
Number of Shares			20,000	150,000		33,333
Issue Price | $ / shares			$ 0.90	$ 0.90		$ 0.50
Ordinary shares Fully paid | $			$ 12,283	$ 92,097		$ 12,182
Placement Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of Shares									77,962,578
Issue Price | $ / shares									$ 2.67
Ordinary shares Fully paid | $									$ 149,984,585
Exercise of Performance Rights
Disclosure Of Classes Of Share Capital [Line Items]
Number of Shares	94,718	255,996			87,500			1,291,851
KORE Power Consideration Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of Shares							1,974,723
Issue Price | $ / shares							$ 8.87
Ordinary shares Fully paid | $							$ 12,376,659
Exercise of Share Rights
Disclosure Of Classes Of Share Capital [Line Items]
Number of Shares											302,539